Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-taxable investment income	$ 108.3	$ 56.6
Tax rate differential on income and losses incurred outside Canada	5.2	(209.5)
Change in unrecorded tax benefit of losses and temporary differences	172.8	(90.7)
Deferred tax assets	713.9	375.9
U.S. foreign tax credit carryforwards		104.0
Other including permanent differences	45.5	44.2
Unremitted earnings of subsidiaries	3,200.0	3,500.0
Fairfax India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other including permanent differences		13.4
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	63.3	13.8
Unused tax losses	2,102.8	1,863.5
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	54.7
Unused tax losses	46.1	46.1
Unused foreign tax credits	43.0	55.0
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	53.9
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	537.6	495.8
Operating And Capital Losses, And U.S. Foreign Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	837.8	814.7
Allied World
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 338.8	$ 359.4